CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets
Cash and cash equivalents	$ 7,018	44,172	171,227
Restricted cash	16,240	102,212	1,314
Accounts and bills receivable, net	8,334	52,457	25,482
Inventories	6,637	41,774	52,577
Advance to suppliers	1,399	8,808	10,974
Prepayments and other receivables	4,953	31,172	540
Deferred tax assets - current	208	1,309	1,344
Total current assets	44,789	281,904	263,458
Plant, properties and equipment, net	44,030	277,119	284,891
Construction in progress	28,502	179,386	197,193
Lease prepayments, net	3,185	20,047	21,024
Advance to suppliers - long term	486	3,060	2,787
Goodwill	1,633	10,276	10,276
Long-term deposit	2,663	16,760	16,760
Deferred tax assets - non current	258	1,622	1,763
Total assets	125,546	790,174	798,152
Current liabilities
Short-term borrowings	26,772	168,501	142,000
Accounts payables	3,069	19,317	14,296
Advance from customers	1,887	11,876	37,291
Accrued expenses and other payables	921	5,798	20,993
Total current liabilities	32,649	205,492	214,580
Long-term loans	1,589	10,000	30,000
Deferred tax liabilities	288	1,811	1,822
Total liabilities	34,526	217,303	246,402
Shareholders' equity
Common Stock (of US$0.129752 par value; 20,000,000 shares authorized; 13,062,500 issued and outstanding)	2,117	13,323	13,323
Additional paid-in capital	49,557	311,907	311,907
Statutory reserve	5,949	37,441	35,195
Retained earnings	33,329	209,768	190,933
Cumulative translation adjustment	195	1,230	1,186
Total shareholders' equity	91,147	573,669	552,544
Non-controlling interest	(127)	(798)	(794)
Total equity	91,020	572,871	551,750
Total liabilities and equity	$ 125,546	790,174	798,152